Note 3: Other Current Assets: Schedule of Other Current Assets (Tables)	3 Months Ended
Aug. 31, 2013
Tables/Schedules
Schedule of Other Current Assets

Schedule of Other Current Assets

Other Current Assets	August 31, 2013	May 31, 2013
Other Current Assets, Beginning Balance	$981,000	$833,274
Prepaid Legal	$(3,752)	$(3,274)
Prepaid Financial Services	$0	$1,336,000
Less: Amortization	(125,000)	(1,185,000)
Other Current Assets, Balance end of period	$852,248	$981,000